INVENTORY	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
INVENTORY
NOTE 3: -	INVENTORY

a.	Inventory is comprised of the following:

	December 31,
	2024	2023

Raw materials	$837	$640
Work in process	264	803
Finished goods	804	425

	$1,905	$1,868

b.	During the years ended December 31, 2024, 2023 and 2022, the Company recorded inventory write offs in the amount of $3,931, $6,938 and $3,166, respectively.